Revenue Information (Details) - Schedule of Deferred Revenue Consists of Prepaid Coupons and Wallet Balances which will be Recorded as Revenue - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Revenue Information (Details) - Schedule of Deferred Revenue Consists of Prepaid Coupons and Wallet Balances which will be Recorded as Revenue [Line Items]
Deferred Revenue Total	$ 1,550,208	$ 1,328,405
Wallet [Member]
Revenue Information (Details) - Schedule of Deferred Revenue Consists of Prepaid Coupons and Wallet Balances which will be Recorded as Revenue [Line Items]
Deferred Revenue Total	1,339,954	1,127,105
Other [Member]
Revenue Information (Details) - Schedule of Deferred Revenue Consists of Prepaid Coupons and Wallet Balances which will be Recorded as Revenue [Line Items]
Deferred Revenue Total	$ 210,254	$ 201,300